ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

(a)	Attributable to Limited Partners’

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Available for sale	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2015	$1,042	$(889)	$99	$(140)	$(9)	$(13)	$465	$555
Other comprehensive income (loss)	93	(5)	117	9	5	(17)	156	358
Other items (note 26)	(178)	3	(1)	1	—	—	(2)	(177)
Balance at December 31, 2016	$957	$(891)	$215	$(130)	$(4)	$(30)	$619	$736
Other comprehensive income (loss)	19	56	(187)	104	4	3	129	128
Balance at December 31, 2017	$976	$(835)	$28	$(26)	$—	$(27)	$748	$864

(b)	Attributable to General Partner

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Available for sale	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2015	$7	$(5)	$1	$(1)	$—	$—	$2	$4
Other comprehensive income (loss)	1	—	2	—	—	—	1	4
Other items (note 26)	(1)	—	—	—	—	—	—	(1)
Balance at December 31, 2016	$7	$(5)	$3	$(1)	$—	$—	$3	$7
Other comprehensive income (loss)	—	(1)	(2)	1	—	—	1	(1)
Balance at December 31, 2017	$7	$(6)	$1	$—	$—	$—	$4	$6

(c)	Attributable to Non-controlling interest—Redeemable Partnership Units held by Brookfield

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Net Investment Hedges	Cash Flow Hedges	Available for sale	Unrealized Actuarial Losses	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2015	$447	$(358)	$38	$(61)	$(4)	$(2)	$194	$254
Other comprehensive income (loss)	38	(4)	49	4	2	(7)	65	147
Other items (note 26)	(68)	(3)	1	(1)	(1)	—	2	(70)
Balance at December 31, 2016	$417	$(365)	$88	$(58)	$(3)	$(9)	$261	$331
Other comprehensive income (loss)	8	26	(77)	44	1	1	53	56
Balance at December 31, 2017	$425	$(339)	$11	$(14)	$(2)	$(8)	$314	$387